Note 14 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
(14)	Employee Benefit Plan

Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20.5. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2019, 2018 and 2017, Wilson Bank contributed $2,540,000, $2,383,000 and $2,145,000, respectively, to the 401(k) Plan.